UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

SSH Securities, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 516-390-5565

Date of fiscal year end: October 31

Date of reporting period: July 1, 2005 – June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Spirit of America Investment Fund, Inc.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2005 - 06/30/2006

REGISTRANT ADDRESS:              477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): Spirit of America Real Estate Income and Growth Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Developers Rlty	DDR	251591103	5/9/2006	Directors, Auditor	Issuer	Yes	For	For
Colonial Prop	CLP	195872106	4/26/2006	Directors, Auditors	Issuer	Yes	For	For
Natl Health Rty	NHR	635905102	5/3/2006	Directors, Auditors	Issuer	Yes	For	For
GlenBorough Rlty Tr	GLB	37803P105	5/4/2006	Directors, Auditors	Issuer	Yes	For	For
Health Care REIT	HCN	42217k106	5/4/2006	Directors, Auditors	Issuer	Yes	For	For
Sunstone Hotel	SHO	867892101	5/2/2006	Directors, Auditors	Issuer	Yes	For	For
Ashford Hospital	AHT	44103109	5/2/2006	Directors, Auditors	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Spirit of America Investment Fund, Inc.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2005 - 06/30/2006

REGISTRANT ADDRESS: 477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006

NAME OF SERIES (AS APPLICABLE):          Spirit of America Real Estate Income and Growth Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Simon Properties	SPG	828806109	5/11/2006	Directors, Auditors	Issuer	Yes	For	For
Taubman Centers	TCO	876664103	5/15/2006	Directors, Auditors	Issuer	Yes	For	For
New Plan Excel Rlty	NXL	648053106	5/16/2006	Directors, Auditors	Issuer	Yes	For	For
Hospitality Prop Trust	HPT	44106m102	5/23/2006	Directors	Issuer	Yes	For	For
Reality Inc	O	756109104	5/16/2006	Directors	Issuer	Yes	For	For
Reckson	RA	75621k106	5/25/2006	Directors, Auditor	Issuer	Yes	For	For
Penn Real Estate	PEI	709102107	6/1/2006	Directors, Auditor	Issuer	Yes	For	For
Post Properties	PPS	737464107	3/27/2006	Directors, Auditor	Issuer	Yes	For	For
Five Star	FVE	33832D106	5/23/2006	Directors, Auditor	Issuer	Yes	For	For
Equity Inn Inc.	ENN	294703103	5/1/2006	Directors, Auditor	Issuer	Yes	For	For
United Domin	UDR	910197102	5/2/2003	Directors, Auditor	Issuer	Yes	For	For
Healthcare Rlty Trust	HR	421946104	5/9/2006	Directors, Auditor Election	Issuer	Yes	For	For
National Health Investor	NHI	63633D104	5/2/2006	Directors, Stock Option, Auditor	Issuer	Yes	For	For
Arden Realty Inc.	ARI	301793104	4/28/2006	Merger	Issuer	Yes	For	For
Bedford Property	BED	76446301	5/3/2006	Merger	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Spirit of America Investment Fund, Inc.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2005 - 06/30/2006

REGISTRANT ADDRESS: 477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): Spirit of America Large Cap Value Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Abbott	ABT	2824100	4/28/2006	Directors, Auditors	Issuer	Yes	For	For
Johnson & Johnson	JNJ	478160101	2/28/2006	Directors, Auditors	Issuer	Yes	For	For
Motorola	MOT	620076109	5/1/2006	Directors	Issuer	Yes	For	For
Wyeth	WYE	983024100	4/27/2006	Directors, Auditors	Issuer	Yes	For	For
Wells Fargo	WFC	949746101	4/25/2006	Directors, Auditors	Issuer	Yes	For	For
Pfizer	PFE	717081103	4/27/2006	Directors, Auditors	Issuer	Yes	For	For
Bank of America	BAC	60505104	4/26/2006	Directors, Auditors	Issuer	Yes	For	For
3M	MMM	88579414	5/9/2006	Directors, Auditors	Issuer	Yes	For	For
Conoco Phillips	COP	20825c104	5/10/2006	Directors, Auditors	Issuer	Yes	For	For
WalMart	WMT	931142103	6/2/2006	Directors, Auditor	Issuer	Yes	For	For
Altria Group	MO	02209s103	4/27/2006	Directors, Auditor	Issuer	Yes	For	For
Colgate	CL	194162103	5/4/2006	Directors, Auditor	Issuer	Yes	For	For
Colgate	CL	194162103	5/4/2006	Executive Compensation	Shareholders	Yes	For	Against
Pepsi	PEP	713448108	5/3/2006	Directors, Auditor	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Spirit of America Investment Fund, Inc.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2005 - 06/30/2006

REGISTRANT ADDRESS: 477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): Spirit of America Large Cap Value Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Am Electric	AEP	025537101	4/25/2006	Directors, Auditor	Issuer	Yes	For	For
IBM	IBM	459200101	4/25/2006	Directors, S/H Proposals	Issuer/S/H	Yes	Against, For	For
National Health Inv	NHI	63633D104	5/2/2006	Directors, Stock Option, Auditor	Issuer	Yes	For	For
Schering Plough	SGP	806605101	5/19/2006	Directors, Auditor, Compensation	Issuer	Yes	For	For
Bedford Property	BED	76446301	5/3/2006	Merger	Issuer	Yes	For	For
Capital One Finan	COF	14040H105	4/27/2006	Directors, Auditor, maj votes	Issuer/S/H	Yes	For	For
Noble Corp	NE	G65422100	4/27/2006	Directors, Auditor	Issuer	Yes	For	For
Am Express	AXP	25816109	4/24/2006	Directors, Auditor	Issuer	Yes	For	For
Bristol Myers	BMY	110122108	5/2/2006	Directors, Auditor	Issuer	Yes	For	For
Lilly Eli Co	LLY	532457108	4/24/2006	Directors, Auditor	Issuer	Yes	For	For
British Pete	BP	055622104	2/17/2006	Directors	Issuer	Yes	For	For
Amgen	AMGN	31162100	5/10/2006	Directors, Auditors	Issuer	Yes	For	For
Amgen	AMGN	31162100	5/10/2006	Exec Compensation, S/H rights	Shareholders	Yes	Against	For
JP Morgan	JPM	46625H100	5/16/2006	Directors, Auditors	Issuer	Yes	For	For
JP Morgan	JPM	46625H100	5/16/2006	Stock Options, Performance Based Stock	Shareholders	Yes	For	Against

*	Complete for each series of the Registrant, as applicable.

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Spirit of America Investment Fund, Inc.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2005 - 06/30/2006

REGISTRANT ADDRESS:          477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): Spirit of America Large Cap Value Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Cigna	CI	125509109	4/26/2006	Directors, Auditors	Issuer	Yes	For	For
General Electric	GE	369604103	4/26/2006	Directors, Auditors	Issuer	Yes	For	For
National Retail Prop	NNN	637417106	5/11/2006	Directors, Auditors	Issuer	Yes	For	For
Kerr McGee	KMG	492386107	5/9/2006	Directors, Auditors	Issuer	Yes	For	For
United Health	UNH	91324P102	3/21/2006	Directors, Auditors	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(Principal Executive Officer)

Date August 28, 2006

*	Print the name and title of each signing officer under his or her signature.